Financial Risk Management and Fair Value of Financial Instruments - Tabular Disclosure of Cash Concentration Explanatory (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RMB denominated [Member] | PRC [Member]
Disclosure Of Cash Concentration [Line Items]
Cash restricted cash time deposits and financial assets At Bank	¥ 503,800	¥ 528,980
USD denominated [Member] | PRC [Member]
Disclosure Of Cash Concentration [Line Items]
Cash restricted cash time deposits and financial assets At Bank	1,816,218	306,677
USD denominated [Member] | HONG KONG
Disclosure Of Cash Concentration [Line Items]
Cash restricted cash time deposits and financial assets At Bank	11,671	2,200,365
USD denominated [Member] | UNITED STATES
Disclosure Of Cash Concentration [Line Items]
Cash restricted cash time deposits and financial assets At Bank	462,786	1,499,960
USD denominated [Member] | SINGAPORE
Disclosure Of Cash Concentration [Line Items]
Cash restricted cash time deposits and financial assets At Bank	3,767,075	502
USD denominated [Member] | Middle East [Member]
Disclosure Of Cash Concentration [Line Items]
Cash restricted cash time deposits and financial assets At Bank	10,561
AED denominated [Member] | Middle East [Member]
Disclosure Of Cash Concentration [Line Items]
Cash restricted cash time deposits and financial assets At Bank	3,198	¥ 3,758
EUR denominated [Member] | PRC [Member]
Disclosure Of Cash Concentration [Line Items]
Cash restricted cash time deposits and financial assets At Bank	1,129
EUR denominated [Member] | Middle East [Member]
Disclosure Of Cash Concentration [Line Items]
Cash restricted cash time deposits and financial assets At Bank	186
SGD denominated [Member] | SINGAPORE
Disclosure Of Cash Concentration [Line Items]
Cash restricted cash time deposits and financial assets At Bank	¥ 11,453